SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 4,256	$ 3,681	$ 8,474	$ 7,092
Costs attributed to revenues	(2,648)	(2,160)	(5,232)	(4,122)
General and administrative expenses	(109)	(108)	(212)	(229)
Other (expense) income	(64)	(128)	(128)	(194)
Interest expense	(567)	(469)	(1,135)	(878)
Depreciation and amortization expense	(632)	(552)	(1,277)	(1,096)
Deferred taxes	(38)	26	5	8
Mark-to-market and other	302	169	45	118
Share of earnings from associates	273	(34)	376	20	$ 12
Net income attributable to non-controlling interest	(395)	(249)	(515)	(473)
Net income (loss) attributable to partnership	378	176	401	246
Utilities
Disclosure of operating segments [line items]
Revenues	1,899	1,350	3,770	2,562
Transport
Disclosure of operating segments [line items]
Revenues	886	894	1,767	1,768
Midstream
Disclosure of operating segments [line items]
Revenues	1,048	1,007	2,102	1,909
Data Infrastructure
Disclosure of operating segments [line items]
Revenues	423	430	835	853
Operating segments
Disclosure of operating segments [line items]
Revenues	1,802	1,557	3,601	3,041
Costs attributed to revenues	(840)	(700)	(1,674)	(1,358)
General and administrative expenses	(109)	(108)	(212)	(229)
Other (expense) income	15	11	14	17
Interest expense	(316)	(247)	(623)	(465)
Funds from operations	552	513	1,106	1,006
Depreciation and amortization expense	(346)	(334)	(690)	(656)
Deferred taxes	(21)	(40)	(23)	(52)
Mark-to-market and other	193	37	8	(52)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	378	176	401	246
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	669	485	1,305	924
Costs attributed to revenues	(333)	(199)	(655)	(384)
General and administrative expenses	0	0	0	0
Other (expense) income	(27)	(23)	(53)	(51)
Interest expense	(85)	(75)	(165)	(134)
Funds from operations	224	188	432	355
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	524	516	1,029	986
Costs attributed to revenues	(241)	(246)	(474)	(461)
General and administrative expenses	0	0	0	0
Other (expense) income	(2)	(1)	(6)	(5)
Interest expense	(82)	(70)	(158)	(136)
Funds from operations	199	199	391	384
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	426	411	901	834
Costs attributed to revenues	(196)	(193)	(399)	(382)
General and administrative expenses	0	0	0	0
Other (expense) income	(5)	(4)	(13)	(1)
Interest expense	(64)	(44)	(130)	(85)
Funds from operations	161	170	359	366
Operating segments | Data Infrastructure
Disclosure of operating segments [line items]
Revenues	183	145	366	297
Costs attributed to revenues	(70)	(62)	(146)	(131)
General and administrative expenses	0	0	0	0
Other (expense) income	(3)	2	1	5
Interest expense	(38)	(25)	(79)	(53)
Funds from operations	72	60	142	118
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative expenses	(109)	(108)	(212)	(229)
Other (expense) income	52	37	85	69
Interest expense	(47)	(33)	(91)	(57)
Funds from operations	(104)	(104)	(218)	(217)
Material reconciling items | Associates
Disclosure of operating segments [line items]
Revenues	(565)	(617)	(1,115)	(1,188)
Costs attributed to revenues	213	313	421	598
General and administrative expenses	0	0	0	0
Other (expense) income	12	7	22	15
Interest expense	95	82	188	154
Depreciation and amortization expense	121	131	237	254
Deferred taxes	(2)	(20)	2	(23)
Mark-to-market and other	(147)	138	(131)	170
Share of earnings from associates	273	(34)	376	20
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	3,019	2,741	5,988	5,239
Costs attributed to revenues	(2,021)	(1,773)	(3,979)	(3,362)
General and administrative expenses	0	0	0	0
Other (expense) income	(91)	(146)	(164)	(226)
Interest expense	(346)	(304)	(700)	(567)
Depreciation and amortization expense	(407)	(349)	(824)	(694)
Deferred taxes	(15)	86	26	83
Mark-to-market and other	256	(6)	168	0
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	(395)	(249)	(515)	(473)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0